Putnam Sustainable Retirement 2040 Fund†
	†Prior to February 10, 2023 the fund was named Putnam RetirementReady 2040 Fund.
	The fund's portfolio
	04/30/23 (Unaudited)
		Shares	Value
	Equity Investment Companies (65.5%)*
	Putnam Sustainable Leaders ETF(AFF)	2,915,488	$67,282,173
	Putnam Sustainable Future ETF(AFF)	1,655,432	29,412,060
	Putnam PanAgora ESG International Equity ETF(AFF)	1,256,264	26,264,963
	Putnam PanAgora ESG Emerging Markets Equity ETF(AFF)	266,589	5,186,729

	Total Equity Investment Companies (cost $126,683,433)		$128,145,925
	Fixed Income Investment Companies (34.8%)*
	Putnam ESG Core Bond ETF(AFF)	804,474	$39,994,425
	Putnam ESG High Yield ETF(AFF)	188,168	9,424,395
	Putnam ESG Ultra Short ETF(AFF)	371,880	18,668,376

	Total Fixed Income Investment Companies (cost $67,589,447)		$68,087,196
	Short-Term Investments (0.4%)*
	Putnam Government Money Market Fund Class P 4.40%(AFF)	769,472	$769,472

	Total Short-term Investments (cost $769,472)		$769,472

	Total Investments (cost $195,042,352)		$197,002,593
*	Percentages indicated are based on net assets of $195,640,610.

Notes to the fund's portfolio
	Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from August 1, 2022 through April 30, 2023 (the reporting period). Within the following notes to the portfolio, references to "ASC 820" represent Accounting Standards Codification ASC 820 Fair Value Measurements and Disclosures.
(AFF)	Affiliated company.
	Security valuation: Effective February 10, 2023, the price of the fund’s shares is based on its net asset value (NAV), which in turn will be generally based on the last sale price or closing price of the underlying Putnam Funds in which it invests, which are classified as Level 1 or Level 2 securities under Accounting Standards Codification Fair Value Measurements and Disclosures (ASC 820). The NAVs of the underlying Putnam Funds are determined based on the policies contained in each underlying Putnam Fund’s financial statements. The NAV per share of each class equals the total value of its assets, less its liabilities, divided by the number of its outstanding shares. Shares are only valued as of the close of regular trading on the New York Stock Exchange each day the exchange is open. Prior to February 10, 2023, the price of the fund’s shares is based on its net asset value (NAV), which is in turn based on the NAVs of the underlying Putnam Funds in which it invests, which are classified as Level 1 or Level 2 securities under Accounting Standards Codification Fair Value Measurements and Disclosures (ASC 820). The NAVs of the underlying Putnam Funds are determined based on the policies contained in each underlying Putnam Fund’s financial statements. The NAV per share of each class equals the total value of its assets, less its liabilities, divided by the number of its outstanding shares. Shares are only valued as of the close of regular trading on the New York Stock Exchange each day the exchange is open.
	ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:
	Level 1: Valuations based on quoted prices for identical securities in active markets.
	Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
	Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
	The following is a summary of the inputs used to value the fund's net assets as of the close of the reporting period:
			Valuation inputs
	Investments in securities:	Level 1	Level 2	Level 3
	Equity Investment Companies	$128,145,925	$—	$—
	Fixed Income Investment Companies	68,087,196	—	—
	Short-Term Investments	769,472	—	—

	Totals by level	$197,002,593	$—	$—

Affiliated transactions
For investments in Putnam Government Money Market Fund Class P, the rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the reporting period with a company which is under common ownership or control, or involving securities of companies in which a fund owned at least 5% of the voting securities, were as follows:
Affiliates	Fair value as of 7/31/22	Purchase cost	Sale proceeds	Investment income	Capital gain distributions	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Shares outstanding as of 4/30/23	Fair value as of 4/30/23
Putnam Sustainable Leaders ETF	$—	$68,757,225	$2,405,942	$—	$—	$(110,978)	$1,041,868	2,915,488	$67,282,173
Putnam Sustainable Future ETF	—	31,294,685	1,326,204	—	—	(44,832)	(511,589)	1,655,432	29,412,060
Putnam PanAgora ESG International Equity ETF	—	26,567,933	1,282,532	—	—	(20,347)	999,909	1,256,264	26,264,963
Putnam PanAgora ESG Emerging Markets Equity ETF	—	5,570,642	306,037	—	—	(10,180)	(67,696)	266,589	5,186,729
Putnam ESG Core Bond ETF	—	40,961,265	1,381,013	238,589	—	1,441	412,732	804,474	39,994,425
Putnam ESG High Yield ETF	—	9,808,557	444,758	100,776	—	(4,296)	64,892	188,168	9,424,395
Putnam ESG Ultra Short ETF	—	22,744,088	4,096,639	124,203	—	802	20,125	371,880	18,668,376
Putnam Government Money Market Fund Class P*	—	7,247,576	6,478,104	3,123	—	—	—	769,472	769,472
Putnam Fixed Income Absolute Return Fund Class P§	9,442,421	2,865,547	11,946,172	414,069	—	(1,050,664)	688,868	—	—
Putnam Multi-Asset Absolute Return Fund Class P∆	31,159,487	11,519,292	38,583,757	4,808,499	—	(4,010,145)	(84,877)	—	—
Putnam Dynamic Asset Allocation Balanced Fund Class P	39,150,969	14,708,361	52,295,415	359,638	1,834,023	(5,353,434)	3,789,519	—	—
Putnam Dynamic Asset Allocation Growth Fund Class P	106,848,234	18,569,931	124,815,198	1,105,581	1,023,453	(7,604,146)	7,001,179	—	—
Putnam Government Money Market Fund Class G	5,488,059	6,890,820	12,378,879	98,774	—	—	—	—	—
Totals	$192,089,170	$267,505,922	$257,740,650	$7,253,252	$2,857,476	$(18,206,779)	$13,354,930		$197,002,593
* Management fees incurred through investment in Putnam Government Money Market Fund Class P have been waived by the fund.
§Effective 2/28/23, the fund was renamed Putnam Core Bond Fund.
∆Effective 2/17/23, the fund merged into Putnam Multi-Asset Income Fund.
For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com